Average Annual Total Returns - Invesco Income Advantage U.S. Fund	Class A InceptionDate	Class A 1Year	Class A 5Years	Class A 10Years	Class A Return After Taxes on Distributions 1Year	Class A Return After Taxes on Distributions 5Years	Class A Return After Taxes on Distributions 10Years	Class A Return After Taxes on Distributions and Sale of Fund Shares 1Year	Class A Return After Taxes on Distributions and Sale of Fund Shares 5Years	Class A Return After Taxes on Distributions and Sale of Fund Shares 10Years	Class C InceptionDate	Class C 1Year	Class C 5Years	Class C 10Years	Class R InceptionDate	Class R 1Year	Class R 5Years	Class R 10Years	Class Y InceptionDate	Class Y 1Year	Class Y 5Years	Class Y 10Years	Investor Class InceptionDate	Investor Class 1Year	Investor Class 5Years	Investor Class 10Years	Class R5 InceptionDate	Class R5 1Year	Class R5 5Years	Class R5 10Years	Class R6 InceptionDate		Class R6 1Year		Class R6 5Years		Class R6 10Years		S&P 500® Index (reflects no deduction for fees, expenses or taxes) 1Year	S&P 500® Index (reflects no deduction for fees, expenses or taxes) 5Years	S&P 500® Index (reflects no deduction for fees, expenses or taxes) 10Years	Lipper Equity Income Funds Index 1Year	Lipper Equity Income Funds Index 5Years	Lipper Equity Income Funds Index 10Years
Total	Mar. 31, 2006	(8.56%)	3.41%	5.95%	(8.94%)	2.81%	5.18%	(4.85%)	2.55%	4.67%	Mar. 31, 2006	(4.95%)	3.75%	5.91%	Mar. 31, 2006	(3.52%)	4.31%	6.28%	Oct. 03, 2008	(3.04%)	4.83%	6.82%	Apr. 25, 2008	(3.31%)	4.57%	6.55%	Mar. 31, 2006	(2.82%)	5.03%	6.97%	Apr. 04, 2017	[1]	(2.82%)	[1]	4.92%	[1]	6.72%	[1]	18.40%	15.22%	13.88%	4.72%	10.47%	10.26%

[1]	Performance shown prior to the inception date is that of the Fund's Class A shares at net asset value and includes the 12b-1 fees applicable to that class. Although invested in the same portfolio of securities, Class R6 shares' returns of the Fund will be different from Class A shares' returns of the Fund as they have different expenses.